Accounting Items That Identify the Compliance With Minimum Cash Requirements - Summary of Minimum Cash Requirement Constitute by Bank (Detail)	Dec. 31, 2023 ARS ($)
Banco Macro SA [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	$ 511,992,027
Banco BMA SAU [Member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	228,239,300
BCRA accounts [member] | Banco Macro SA [member] | Cash and deposits in banks [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	339,996,978
BCRA accounts [member] | Banco BMA SAU [Member] | Cash and deposits in banks [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	175,949,238
Government securities [member] | Banco Macro SA [member] | Other debt securities 1 [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	114,801,555
Government securities [member] | Banco BMA SAU [Member] | Other debt securities 1 [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	43,123,027
Special guarantees accounts in the BCRA [member] | Banco Macro SA [member] | Financial assets delivered as guarantee [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	57,193,494
Special guarantees accounts in the BCRA [member] | Banco BMA SAU [Member] | Financial assets delivered as guarantee [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	$ 9,167,035